UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  86 Brook Street
          London W1K 5BA
          England

13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul M. Ruddock
Title:  Limited Partner
Phone:  44-20-7290-5500

Signature, Place and Date of Signing:

/s/ Paul M. Ruddock           London, England               February 10, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total: $147,510
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
Column 1                          column 2        Column 3     Column           Column 5         Col    Column 7       Column 8
                                                                 4                                6
                                                               VALUE     SHR/PRN         PUT/    INV.
NAME OF ISSUER                 TITLE OF CLASS      CUSIP      ($'000)      AMT     SHRS  CALL    DISC.   OTH.MGR    VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                        PUT        143 658 950       150      30,000        PUT     SOLE     NONE           SOLE
AAMES INVT CORP MD                   COM        002 53G 108     6,185     589,000   SH           SOLE     NONE           SOLE
ACCREDITED HOME LENDRS HLDG          COM        004 37P 107    10,218     206,517   SH           SOLE     NONE           SOLE
BANK OF AMERICA CORPORATION          COM        060 505 104       667      14,200   SH           SOLE     NONE           SOLE
GOLDMAN SACHS GROUP INC              COM        381 41G 104     2,644      25,200   SH           SOLE     NONE           SOLE
LEGG MASON INC                       COM        524 901 105     3,638      50,000   SH           SOLE     NONE           SOLE
LEHMAN BROS HLDGS INC                COM        524 908 100     7,455      85,100   SH           SOLE     NONE           SOLE
MAGYAR TAVKOZLESI RT            SPONSORED ADR   559 776 109    59,820   2,505,556   SH           SOLE     NONE           SOLE
MAX RE CAPITAL LTD HAMILTON          SHS        G60 52F 103     6,261     303,803   SH           SOLE     NONE           SOLE
NEW CENTURY FINANCIAL CORP M         COM        643 5EV 108     8,839     137,100   SH           SOLE     NONE           SOLE
PARTNERRE LTD                        COM        G68 52T 105     9,211     148,211   SH           SOLE     NONE           SOLE
PROVIDIAN FINL CORP                  COM        744 06A 102     7,057     426,690   SH           SOLE     NONE           SOLE
RADIAN GROUP INC                     COM        750 236 101     1,966      37,300   SH           SOLE     NONE           SOLE
TIM HELLAS TELECOMM S A              ADR        887 06Q 104    17,206     932,582   SH           SOLE     NONE           SOLE
WILLIS GROUP HOLDINGS LTD            SHS        G96 655 108     6,193     150,100   SH           SOLE     NONE           SOLE
------------------------------------------------------------------------------------------------------------------------------------
                                                   Total      147,510
                                                              -------

02575.0001 #546341